Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities and Long-term Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 25, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 62,548	$ 8,569	¥ 47,583	$ 3,375
Other taxes payables	38,770	5,311	7,702
Payables for service fees	22,760	3,118	15,829
Product warranty liabilities (a)	9,953	1,364	2,833		¥ 3,306
Government subsidy	5,000	685	5,000
Consideration payable to an equity method investment	3,500	479	1,750
Payables for acquisition of property and equipment	1,329	182	710
Accrued interests	719	99	569
Provision for litigation settlement (b)	0	0	5,976
Others	5,617	770	6,197
Total	¥ 150,196	$ 20,577	¥ 94,149